Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we have not adopted a formal policy regarding the timing of equity awards, the Human Resources and Compensation Committee has historically made annual equity award grants to our NEOs following the release of our earnings results for the fourth quarter and fiscal year, at the same time equity awards are granted to our eligible non-executive employees. The Human Resources and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	While we have not adopted a formal policy regarding the timing of equity awards, the Human Resources and Compensation Committee has historically made annual equity award grants to our NEOs following the release of our earnings results for the fourth quarter and fiscal year, at the same time equity awards are granted to our eligible non-executive employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Human Resources and Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false